CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details Textual) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments	$ 1.1